LOANS (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 3,723	$ 4,002
Provision for (recovery) of loan losses	(27)	(270)
Charge-offs	(440)	(257)
Recoveries	137	248
Ending balance	3,393	3,723
Commercial and Industrial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	542	676
Provision for (recovery) of loan losses	913	(229)
Charge-offs	(301)
Recoveries	17	95
Ending balance	1,171	542
Commercial Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,173	2,311
Provision for (recovery) of loan losses	(590)	(171)
Charge-offs	(71)	(108)
Recoveries	95	141
Ending balance	1,607	2,173
Residential Mortgage [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	482	444
Provision for (recovery) of loan losses	(55)	170
Charge-offs		(132)
Ending balance	427	482
Consumer and Home Equity Lines [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		354
Provision for (recovery) of loan losses	(97)	(21)
Charge-offs	(68)	(17)
Recoveries	25	12
Unallocated Financing Receivables [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		217
Provision for (recovery) of loan losses	$ (198)	$ (19)